                                                                               .
                                                                               .
                                                                               .

                                  Prospectus Supplement dated July 16, 2010*
                                                                   ------------------------------------------
                                                                                  PRODUCT FORM #
                                                                   ------------------------------------------
  PRODUCT NAME                                                       NATIONAL              NEW YORK
-------------------------------------------------------------------------------------------------------------
  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY(R)                 S-6467 P (4/10)       S-6471 M (4/10)
-------------------------------------------------------------------------------------------------------------
  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE(R) VARIABLE ANNUITY       S-6406 N (4/10)       S-6410 K (4/10)
  /RIVERSOURCE RETIREMENT ADVISOR SELECT(R) VARIABLE ANNUITY
-------------------------------------------------------------------------------------------------------------
  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE(R) PLUS VARIABLE          S-6273 N (4/10)       S-6362 K (4/10)
  ANNUITY/ RIVERSOURCE RETIREMENT ADVISOR SELECT(R) PLUS VARIABLE
  ANNUITY
-------------------------------------------------------------------------------------------------------------
  RIVERSOURCE RETIREMENT ADVISOR 4 ADVANTAGE(R) VARIABLE             S-6503 H (4/10)       S-6504 H (4/10)
  ANNUITY/RIVERSOURCE RETIREMENT ADVISOR 4 SELECT(R) VARIABLE
  ANNUITY/RIVERSOURCE RETIREMENT ADVISOR 4 ACCESS(R) VARIABLE
  ANNUITY
-------------------------------------------------------------------------------------------------------------
  RIVERSOURCE(R) ACCESSCHOICE SELECT VARIABLE ANNUITY                273416 L (4/10)
-------------------------------------------------------------------------------------------------------------
  RIVERSOURCE(R) BUILDER SELECT VARIABLE ANNUITY                     45303 L (4/10)
-------------------------------------------------------------------------------------------------------------
  RIVERSOURCE(R) ENDEAVOR SELECT VARIABLE ANNUITY                    273417 L (4/10)       273480 M (4/10)
-------------------------------------------------------------------------------------------------------------
  RIVERSOURCE(R) FLEXCHOICE SELECT VARIABLE ANNUITY                  45307 L (4/10)        274320 E (4/10)
                                                                                           274320 F (7/10)
-------------------------------------------------------------------------------------------------------------
  RIVERSOURCE(R) INNOVATIONS CLASSIC SELECT VARIABLE ANNUITY         45312 K (4/10)
-------------------------------------------------------------------------------------------------------------
  RIVERSOURCE(R) INNOVATIONS SELECT VARIABLE ANNUITY                 45304 L (4/10)        45313 N (4/10)
                                                                                           45313 P (7/10)
-------------------------------------------------------------------------------------------------------------
  RIVERSOURCE(R) SIGNATURE ONE SELECT VARIABLE ANNUITY               45301 L (4/10)
-------------------------------------------------------------------------------------------------------------
  RIVERSOURCE(R) SIGNATURE SELECT VARIABLE ANNUITY                   45300 L (4/10)
-------------------------------------------------------------------------------------------------------------
  EVERGREEN NEW SOLUTIONS SELECT VARIABLE ANNUITY                    45308 K (4/10)
-------------------------------------------------------------------------------------------------------------
  EVERGREEN PATHWAYS(SM) SELECT VARIABLE ANNUITY                     45309 K (4/10)
-------------------------------------------------------------------------------------------------------------
  WELLS FARGO ADVANTAGE CHOICE(SM) SELECT VARIABLE ANNUITY           45305 K (4/10)
-------------------------------------------------------------------------------------------------------------
  WELLS FARGO ADVANTAGE(R) SELECT VARIABLE ANNUITY                   45302 K (4/10)
-------------------------------------------------------------------------------------------------------------
  RIVERSOURCE(R) INNOVATIONS VARIABLE ANNUITY                        45273 P (4/10)
-------------------------------------------------------------------------------------------------------------
  EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY                           45276 P (4/10)
-------------------------------------------------------------------------------------------------------------
  EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY                           45272 P (4/10)
-------------------------------------------------------------------------------------------------------------
  RIVERSOURCE(R) INNOVATIONS CLASSIC VARIABLE ANNUITY                45281 N (4/10)
-------------------------------------------------------------------------------------------------------------
  EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY                           45277 L (4/10)
-------------------------------------------------------------------------------------------------------------
  EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY                            45275 L (4/10)
-------------------------------------------------------------------------------------------------------------
  WELLS FARGO ADVANTAGE CHOICE(SM) VARIABLE ANNUITY                  45270 L (4/10)
-------------------------------------------------------------------------------------------------------------
  RIVERSOURCE(R) SIGNATURE ONE VARIABLE ANNUITY                      240192 T (4/10)
-------------------------------------------------------------------------------------------------------------
  WELLS FARGO ADVANTAGE(R) VARIABLE ANNUITY                          44223 R (4/10)
-------------------------------------------------------------------------------------------------------------
  WELLS FARGO ADVANTAGE BUILDER(R) VARIABLE ANNUITY                  44224 R (4/10)
-------------------------------------------------------------------------------------------------------------
  RIVERSOURCE(R) VARIABLE UNIVERSAL LIFE IV /RIVERSOURCE(R)          S-6418 M (4/10)       S-6419 N (4/10)
  VARIABLE UNIVERSAL LIFE IV-ESTATE SERIES
-------------------------------------------------------------------------------------------------------------
  RIVERSOURCE(R) VARIABLE UNIVERSAL LIFE INSURANCE                   S-6194 AL (4/10)      S-6171 AM (4/10)
-------------------------------------------------------------------------------------------------------------
  RIVERSOURCE(R) VARIABLE UNIVERSAL LIFE III                         S-6189 AC (4/10)
-------------------------------------------------------------------------------------------------------------
  RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE           S-6202 N(4/10)        S-6203 M (4/10)
-------------------------------------------------------------------------------------------------------------

This supplement describes proposed changes to certain investment options offered under certain variable life insurance policies and variable annuity contracts (the "Contracts"). Please retain this supplement with your Prospectus for future reference.

The following information has been revised in the table under "The Variable Account and the Funds" section of the prospectus:




--------------------------------------------------------------------------------------------------------
INVESTING IN          INVESTMENT OBJECTIVE AND POLICIES                   INVESTMENT ADVISER
--------------------------------------------------------------------------------------------------------
Wells Fargo           Seeks long-term total return, consisting of         Wells Fargo Funds Management,
Advantage VT Index    capital appreciation and current income.            LLC, adviser; Wells Capital
Asset Allocation                                                          Management Incorporated, sub-
Fund -- Class 2                                                           adviser.
(previously Wells
Fargo Advantage VT
Asset Allocation
Fund)
--------------------------------------------------------------------------------------------------------
Wells Fargo           Seeks long-term capital appreciation and dividend   Wells Fargo Funds Management,
Advantage VT          income.                                             LLC, adviser; Metropolitan
Intrinsic Value                                                           West Capital Management, LLC,
Fund -- Class 2                                                           sub-adviser.
(previously Wells
Fargo Advantage VT
Equity Income Fund)
--------------------------------------------------------------------------------------------------------
Wells Fargo           Seeks long-term capital appreciation and dividend   Wells Fargo Funds Management,
Advantage VT          income.                                             LLC, adviser; Metropolitan
Intrinsic Value                                                           West Capital Management, LLC,
Fund -- Class 2                                                           sub-adviser.
(previously Wells
Fargo Advantage VT
Equity Income Fund
-- Class 2)
--------------------------------------------------------------------------------------------------------
Wells Fargo           Seeks long-term capital appreciation and dividend   Wells Fargo Funds Management,
Advantage VT          income.                                             LLC, adviser; Metropolitan
Intrinsic Value                                                           West Capital Management, LLC,
Fund -- Class 2                                                           sub-adviser.
(previously Wells
Fargo Advantage VT
C&B Large Cap Value
Fund)
--------------------------------------------------------------------------------------------------------
Wells Fargo           Seeks capital growth with the potential for         Wells Fargo Funds Management,
Advantage VT Core     current income.                                     LLC, adviser; Wells Capital
Equity                                                                    Management Incorporated, sub-
Fund -- Class 1                                                           adviser.
(previously
Evergreen VA
Fundamental Large
Cap Fund -- Class
1)
--------------------------------------------------------------------------------------------------------
Wells Fargo           Seeks capital growth with the potential for         Wells Fargo Funds Management,
Advantage VT Core     current income.                                     LLC, adviser; Wells Capital
Equity                                                                    Management Incorporated, sub-
Fund -- Class 2                                                           adviser.
(previously
Evergreen VA
Fundamental Large
Cap Fund -- Class
2)
--------------------------------------------------------------------------------------------------------
Wells Fargo           Seeks total return comprised of long-term capital   Wells Fargo Funds Management,
Advantage VT Core     appreciation and current income.                    LLC, adviser; Wells Capital
Equity                                                                    Management Incorporated, sub-
Fund -- Class 2                                                           adviser.
(previously Wells
Fargo Advantage VT
Large Company Core
Fund)



--------------------------------------------------------------------------------------------------------
INVESTING IN          INVESTMENT OBJECTIVE AND POLICIES                   INVESTMENT ADVISER
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
Wells Fargo           Seeks long-term capital growth and secondarily,     Wells Fargo Funds Management,
Advantage VT          modest income.                                      LLC, adviser; Wells Capital
International                                                             Management Incorporated, sub-
Equity                                                                    adviser.
Fund -- Class 1
(previously
Evergreen VA
International
Equity
Fund -- Class 1)
--------------------------------------------------------------------------------------------------------
Wells Fargo           Seeks long-term capital growth and secondarily,     Wells Fargo Funds Management,
Advantage VT          modest income.                                      LLC, adviser; Wells Capital
International                                                             Management Incorporated, sub-
Equity                                                                    adviser.
Fund -- Class 2
(previously
Evergreen VA
International
Equity
Fund -- Class 2)
--------------------------------------------------------------------------------------------------------
Wells Fargo           Seeks long-term capital appreciation.               Wells Fargo Funds Management,
Advantage VT                                                              LLC, adviser; Wells Capital
International                                                             Management Incorporated, sub-
Equity                                                                    adviser.
Fund -- Class 2
(previously Wells
Fargo Advantage VT
International Core
Fund)
--------------------------------------------------------------------------------------------------------
Wells Fargo           Seeks long-term capital growth.                     Wells Fargo Funds Management,
Advantage VT Omega                                                        LLC, adviser; Metropolitan
Growth                                                                    West Capital Management, LLC,
Fund -- Class 1                                                           sub-adviser.
(previously
Evergreen VA Omega
Fund -- Class 1)
--------------------------------------------------------------------------------------------------------
Wells Fargo           Seeks long-term capital growth.                     Wells Fargo Funds Management,
Advantage VT Omega                                                        LLC, adviser; Metropolitan
Growth                                                                    West Capital Management, LLC,
Fund -- Class 2                                                           sub-adviser.
(previously
Evergreen VA Omega
Fund -- Class 2)
--------------------------------------------------------------------------------------------------------
Wells Fargo           Seeks long-term capital growth.                     Wells Fargo Funds Management,
Advantage VT Omega                                                        LLC, adviser; Wells Capital
Growth                                                                    Management, Incorporated,
Fund -- Class 2                                                           sub-adviser.
(previously Wells
Fargo Advantage VT
Large Company
Growth Fund)
--------------------------------------------------------------------------------------------------------
Wells Fargo           Seeks long-term capital appreciation.               Wells Fargo Funds Management,
Advantage VT                                                              LLC, adviser; Wells Capital
Opportunity                                                               Management Incorporated, sub-
Fund -- Class 2                                                           adviser.
(previously Wells
Fargo Advantage VT
Opportunity Fund)
--------------------------------------------------------------------------------------------------------
Wells Fargo           Seeks total return consisting of income and         Wells Fargo Funds Management,
Advantage VT Total    capital appreciation.                               LLC, adviser; Wells Capital
Return Bond                                                               Management Incorporated, sub-
Fund -- Class 2                                                           adviser.
(previously Wells
Fargo Advantage VT
Total Return Bond
Fund)



--------------------------------------------------------------------------------------------------------
INVESTING IN          INVESTMENT OBJECTIVE AND POLICIES                   INVESTMENT ADVISER
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
Wells Fargo           Seeks total return consisting of income and         Wells Fargo Funds Management,
Advantage VT Total    capital appreciation.                               LLC, adviser; Wells Capital
Return Bond                                                               Management Incorporated, sub-
Fund -- Class 2                                                           adviser.
(previously
Evergreen VA Core
Bond Fund -- Class
2)
--------------------------------------------------------------------------------------------------------
Wells Fargo           Seeks long-term capital appreciation.               Wells Fargo Funds Management,
Advantage VT Small                                                        LLC, adviser; Wells Capital
Cap Growth                                                                Management Incorporated, sub-
Fund -- Class 2                                                           adviser.
(previously Wells
Fargo Advantage VT
Small Cap Growth
Fund)
--------------------------------------------------------------------------------------------------------
Wells Fargo           Seeks long-term capital appreciation.               Wells Fargo Funds Management,
Advantage VT Small                                                        LLC, adviser; Wells Capital
Cap Growth                                                                Management Incorporated, sub-
Fund -- Class 2                                                           adviser.
(previously
Evergreen VA Growth
Fund -- Class 2)
--------------------------------------------------------------------------------------------------------
Wells Fargo           Seeks long-term capital appreciation.               Wells Fargo Funds Management,
Advantage VT Small                                                        LLC, adviser; Wells Capital
Cap Value                                                                 Management Incorporated, sub-
Fund -- Class 1                                                           adviser.
(previously
Evergreen VA
Special Values Fund
-- Class 1)
--------------------------------------------------------------------------------------------------------
Wells Fargo           Seeks long-term capital appreciation.               Wells Fargo Funds Management,
Advantage VT Small                                                        LLC, adviser; Wells Capital
Cap Value                                                                 Management Incorporated, sub-
Fund -- Class 2                                                           adviser.
(previously
Evergreen VA
Special Values Fund
-- Class 2)


--------------------------------------------------------------------------------------------------------



THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.
--------------------------------------------------------------------------------
S-6503-25 A (7/10)

* Valid until next prospectus update.